COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2025
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

17.COMMITMENTS AND CONTINGENCIES

Commitments related to the development of projects and products

The Group has signed contracts relating to the purchase and installation of machinery and equipment, information technology systems and deployment of site clearance, construction of factories and development of products. The estimated commitment amount of these contracts as of June 30, 2025 was VND15,011.2 billion (USD599.2 million) (December 31, 2024: VND14,242.8 billion).

Commitments related to the minimum purchase commitment and others

The Group signed the contracts with certain suppliers to agree with the minimum purchase volume in which the Group committed and promised that the annual purchase volume from these suppliers is not lower than the quantity agreed upon by the two parties in the signed contract and/or other accompanying documents.

In case of short-fall purchase, the suppliers will reserve the right to revise the quotation and component pricing or are entitled to compensation from the Group. If the specified minimum quantities are not reached, the Group is relieved from the obligation when the necessary waivers are obtained.

In addition, the Group also guarantees payment to certain suppliers of an entrusted import partner in the event that this corporate partner breaches its contracted payment obligations.

17.COMMITMENTS AND CONTINGENCIES (continued)

Comeau v. VinFast Auto Ltd., et al., 1:24-cv-02750 (E.D.N.Y.)

On April 12, 2024, a putative shareholder, Jeremie Comeau (the “Lead Plaintiff”), filed a class action lawsuit against our Company, our former and current Chief Executive Officer, our former and current Chief Financial Officer, and members of our Board of Directors (collectively, but excluding the Company’s current Chief Financial Officer, the “Defendants”) (the “Comeau Action”). The Plaintiff alleges that the Defendants made false and misleading statements in offering documents filed in June and July 2023, in connection with the Company’s public listing. The lawsuit purports to bring claims on behalf of investors in the Company who purchased securities (i) “pursuant and/or traceable to” the offering documents issued in connection with the August 14, 2023 merger among the Company, Black Spade Acquisition Co., and Neuvo Tech Limited, and/or (ii) “between August 15, 2023 and January 17, 2024.” The Plaintiff alleges that Defendants violated Section 10(b) of the Securities Exchange Act of 1934 (the “Exchange Act”) and Rule 10b-5 thereunder, Section 20(a) of the Exchange Act, as well as Sections 11 and 15 of the Securities Act of 1933 (the “Securities Act”) and seek damages and other relief. On November 1, 2024, the Court consolidated the Comeau and Qian cases into one and appointed the Nannicinis as Lead Plaintiffs, and their counsel, Robbins Geller, as lead counsel. On January 15, 2025, the Lead Plaintiffs filed their Amended Complaint, which, among other changes, removed our current Chief Financial Officer as a defendant. On January 22, 2025, Lead Plaintiffs filed a Corrected Amended Complaint adding an additional purchase certification from co-Lead Plaintiff Dr. Filippo Nannicini. On May 15, 2025, the Court allowed Comeau Defendants to file a motion to dismiss and stipulated the filing calendar. On July 14, 2025, Defendants filed a motion to dismiss with the Court. On September 12, 2025, the Lead Plaintiff filed an opposition to Defendants’ motion to dismiss. At this stage, the final outcome and therefore ultimate financial liability on account of this matter is unascertainable. Accordingly, no provision has been made in the Group’s consolidated financial statements.